Property and Equipment - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Gross property and equipment	$ 17,973	$ 15,586	$ 16,434
Less: Accumulated depreciation and amortization	(7,460)	(5,320)	(6,918)
Property and equipment, net	10,513	10,266	9,516
Leasehold improvements
Property, Plant and Equipment [Line Items]
Gross property and equipment	9,051	7,566	5,787
Capitalized software costs
Property, Plant and Equipment [Line Items]
Gross property and equipment	5,115	4,172	5,173
Furniture and equipment
Property, Plant and Equipment [Line Items]
Gross property and equipment	3,636	3,265	5,458
Construction in progress
Property, Plant and Equipment [Line Items]
Gross property and equipment	$ 171	$ 583	$ 16